Fair Value Measurements - Summary of Financial Assets and Liabilities Subject to Fair Value Measurements on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	May. 02, 2014	Mar. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability	$ 0	$ 2,701	$ 9,998	$ 12,237
Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				12,237
Fair Value, Measurements, Recurring [Member] | Series C-1 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				37
Fair Value, Measurements, Recurring [Member] | Common Stock Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				12,200
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Series C-1 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Series C-1 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				0
Fair value inputs, level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				12,237
Fair value inputs, level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Series C-1 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				37
Fair value inputs, level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liability				$ 12,200